Income Taxes - Additional Information (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			$ 0
Income tax expense (benefit)	56,000	83,000	(70,000)	51,000	112,000
Undistributed earnings of foreign subsidiaries			$ 800,000	$ 800,000	$ 800,000
Income tax returns under examination, number			0